Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 03, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	20,750,603	20,520,229	1,666,000
Common stock, shares outstanding	20,750,603	20,470,229	1,666,000
Series C Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series C Preferred stock, shares authorized	250,000,000	250,000,000	250,000,000
Series C Preferred stock, shares issued	53,733,436	52,378,436	0
Series C Preferred stock, shares outstanding	53,733,436	52,378,436	0
Series B Preferred stock, par value	0.0001	0.0001	0.0001
Series B Preferred stock, shares authorized	1,000	1,000	0
Series B Preferred stock, shares issued	1,000	1,000	0
Series B Preferred stock, shares outstanding	1,000	1,000	0